Convertible Promissory Notes (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Fair value of Class N warrants
The calculated fair value of the Class N Warrants was determined using the Black-Scholes pricing model based on the following assumptions:

December 31, 2018
Weighted average contractual term in years	1.13-1.19
Weighted average risk free interest rate	1.98% - 2.15%
Weighted average volatility	94% - 99%
Forfeiture rate	0.0%
Expected dividend yield	0.0%

Warrant agreement assumptions [Text Block]
In 2018, the Company recorded $35,396 debt discount for the beneficial conversion feature of the 10% Convertible Promissory Note and $36,104 in debt discount for the discount on the Class N Warrant agreement to be amortized over the life of the 10% Convertible Promissory Note.

December 31, 2018
Weighted average contractual term in years	1.14
Weighted average risk free interest rate	1.96%
Weighted average volatility	98.2%
Forfeiture rate	0.0%
Expected dividend yield	0.0%